THOMAS S. CLARK
                                             Senior Counsel
                                             MetLife Legal Affairs
                                             Telephone: (860) 308-5811
                                             Fax: (860) 308-3923

                                             December 30, 2005


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:  THE TRAVELERS INSURANCE COMPANY ("TIC")
     THE TRAVELERS LIFE AND ANNUITY COMPANY ("TLAC")
     REGISTRATION STATEMENTS ON FORM N-4
     FILINGS PURSUANT TO RULE 497(j) OF THE SECURITIES ACT OF 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, the Registrants shown in the attached Appendix hereby certify that:

     1. For each Registration Statement shown in the Appendix, the form of prospectus supplements and statements of additional information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

     2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (860) 308-5811.

                                             Very truly yours,

                                             /s/ Thomas S. Clark

                                             Thomas S. Clark

                                    APPENDIX

                     REGISTRANTS AND REGISTRATION STATEMENTS

     CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE SECURITIES ACT OF 1933

-----------------------------------------------------------------------------------------------------------
                                                         REGISTRATION
                     REGISTRANT                           STATEMENT          1940 ACT #       DEPOSITOR
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Nine For Variable          333-65926          811-09411           TIC
Annuities
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Ten For Variable
Annuities                                                 333-65922          811-09413          TLAC
-----------------------------------------------------------------------------------------------------------
TIC Separate Account Eleven For Variable Annuities        333-101778         811-21262           TIC
-----------------------------------------------------------------------------------------------------------
TLAC Separate Account Twelve For Variable Annuities       333-101814         811-21266          TLAC
-----------------------------------------------------------------------------------------------------------
TIC Separate Account Thirteen For Variable Annuities      333-101777         811-21263           TIC
-----------------------------------------------------------------------------------------------------------
TLAC Separate Account Fourteen For Variable Annuities     333-101815         811-21267          TLAC
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Five for Variable
Annuities                                                 333-58783          811-08867           TIC
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Six for Variable
Annuities                                                 333-58809          811-08869          TLAC
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account QP for Variable
Annuities                                                 333-00165          811-07487           TIC
-----------------------------------------------------------------------------------------------------------
The Travelers Fund U for Variable Annuities                2-79529           811-03575           TIC
-----------------------------------------------------------------------------------------------------------
The Travelers Fund U for Variable Annuities               333-116783         811-03575           TIC
-----------------------------------------------------------------------------------------------------------
The Travelers Fund U for Variable Annuities               333-117028         811-03575           TIC
-----------------------------------------------------------------------------------------------------------